Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Change in estimate having a favorable impact on the effect tax rate			$ 17.4	$ 5.1	$ 9.6
Adjustments in valuation allowance having favorable impact on effective tax rate			10.5	3.2	42.3
Tax settlement having a favorable impact on effective tax rate					14.0
Net operating loss carryforwards			100.9
Undistributed earnings of foreign subsidiaries			49.0
Contingent federal income taxes on undistributed earnings of Puerto Rican subsidiaries			17.0
Income taxes paid, net of refunds received			$ 321.0	$ 382.0	$ 288.0
Bonus depreciation for property			50.00%	50.00%	50.00%
Unrecognized tax benefits if recognized that would impact effective tax rate			$ 30.5	$ 45.6
Interest on income taxes accrued			1.2	1.5	$ 1.2
Accrued liability for penalties			0.5	0.5	0.5
Accrued liability for interest related to uncertain tax positions and penalties			10.3	18.7	17.0
Unrecognized tax benefits settlements with taxing authorities, minimum			0.0
Unrecognized tax benefits settlements with taxing authorities, maximum			10.0
Scenario, Forecast [Member]
Income Tax Contingency [Line Items]
Bonus depreciation for property	30.00%	40.00%
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Gross reduction in unrecognized tax benefits			13.9	$ 1.5	20.7
Valuation Allowance, Operating Loss Carryforwards [Member]
Income Tax Contingency [Line Items]
Adjustments in valuation allowance having favorable impact on effective tax rate			10.2		$ 44.0
Net operating loss carryforwards			2.7
Valuation Allowance, Operating Loss Carryforwards [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards			$ 61.0